WARRANTS (Details 1) (USD $)	6 Months Ended
Jun. 30, 2013
Weighted Average Exercise Price	$ 0.19
Maximum [Member]
Weighted Average Exercise Price	$ 0.32
Weighted Average Fair Value	$ 0.46
Minimum [Member]
Weighted Average Exercise Price
Weighted Average Fair Value